Basis of Presentation and Accounting Policies Level 4 (Details) - USD ($) $ in Millions		5 Months Ended	7 Months Ended	12 Months Ended
	Jan. 01, 2018	May 31, 2018	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Jun. 01, 2018	Dec. 31, 2016
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Investments and Cash							$ 27,038
Present Value of Future Insurance Profits, Net		$ 0	$ 716	$ 696	$ 716	$ 0	805	$ 0
Deferred Income Tax Assets, Net			969	681	969		998
Intangible Assets, Net (Excluding Goodwill)			51	46	51		55
Reinsurance Recoverables, Including Reinsurance Premium Paid			29,564	28,824	29,564		22,615
Separate Account Assets			98,814	104,575	98,814		110,773
Total assets			150,146	154,713	150,146		162,284
Reserve for future policy benefits			18,323	18,465	18,323		18,057
Policyholder Funds			28,584	27,161	28,584		29,560
Other Liabilities			2,420	1,960	2,420		2,127
Separate account liabilities			98,814	104,575	98,814		110,773
Liabilities			148,141	152,161	148,141		160,517
Stockholders' Equity Attributable to Parent		5,810	2,005	2,552	2,005	6,680	1,767	7,821
Liabilities and Equity			150,146	154,713	150,146		162,284
Tax Cuts and Jobs Act of 2017, Reclassification from AOCI to Retained Earnings					193
Unrealized Loss on Securities		(444)	(196)	925		423
Equity securities, AFS			116	$ 45	116
Pushdown Accounting [Policy Text Block]
HHLP’s May 31, 2018 acquisition of TLI was accounted for by HHLP using business combination accounting. Under this method, the purchase price paid by the investor group was assigned to the identifiable assets acquired and liabilities assumed as of the acquisition date based on their fair value. The Company elected to apply "pushdown" accounting by applying the guidance permitted under Accounting Standards Codification (“ASC”) Topic 805 Business Combinations. By the application of pushdown accounting, the Company’s assets, liabilities and equity were accordingly adjusted to fair value on May 31, 2018 which generated both intangible assets and Value of Business Acquired (“VOBA”). Determining the fair value of certain assets acquired and liabilities assumed is judgmental in nature and often involves the use of significant estimates and assumptions. Due to the application of pushdown accounting, TL’s financial statements and footnote disclosures are presented in two distinct periods to indicate the application of two different bases of accounting. The periods prior to June 1, 2018 are identified herein as “Predecessor,” while the periods subsequent to HHLP’s acquisition of TLI are identified as “Successor.” As a result of the change in the basis of accounting from historical GAAP to reflect HHLP’s purchase cost, the financial statements for the Predecessor period are not comparable to the Successor periods.

Accumulated Net Investment Gain (Loss) Attributable to Parent [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Stockholders' Equity Attributable to Parent		774	(173)	$ 717	$ (173)	1,022	$ 0	$ 693
Unrealized Loss on Securities	$ 11	$ (432)	$ (198)	$ 927		$ 428